Retirement Plans - Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category (Detail)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	20.00%	20.00%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	80.00%	80.00%
Debt Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	70.00%
Debt Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%